Revenue Recognition - Geographic region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Total revenue	$ 278,500	$ 63,667
United States
Disaggregation of Revenue [Line Items]
Total revenue	263,214	59,572
Colombia
Disaggregation of Revenue [Line Items]
Total revenue	$ 15,286	$ 4,095